Other Long-Term Assets (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Restricted cash | ₪	₪ 477		₪ 707
Leasing deposits | ₪	33		33
Other long-term assets, total | ₪	₪ 510		₪ 740
USD [Member]
Statement Line Items [Line Items]
Restricted cash | $		$ 138
Leasing deposits | $		10
Other long-term assets, total | $		$ 148